Regulatory Matters (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 01, 2018	Oct. 20, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2018
Regulatory assets earning a return			$ 5.5
DRO revenue requirement	$ 248.0
Regulatory Assets, Noncurrent			173.8	$ 152.6
Regulatory Assets, Current			19.7	41.1
Regulatory Assets			193.5	193.7
Regulatory Liability, Noncurrent			243.6	278.3
Regulatory Liability, Current			27.9	34.9
Regulatory Liabilities			271.5	313.2
Public Utilities, Approved Rate Increase (Decrease), Amount	29.8
Distribution Investment Rider	$ 12.2		22.0
TCJA Yearly Refund to Customers Per DRO			4.0
DRO Vegetation Management Cost Baseline			4.6	10.7
DRO Vegetation Management Cost Deferral Cap			15.7
Distribution Modernization Rider		$ 105.0
RSC Rider			$ 79.0
Return on Equity SEET Threshold			12.00%
Proposed annual reduction in transmission rates to reflect effects of TCJA				2.4
Due from PJM transmission settlement			$ 1.8	16.5		$ 41.1
PJM transmission enhancement repayment amount				30.4
Tax rate after Tax Cuts and Jobs Act of 2017					21.00%
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO			65.1
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO, including taxes			83.2
Reduction of Long-term regulatory liability related to deferred income taxes			23.4
Vegetation Management and Other [Member]
Regulatory Assets, Noncurrent			$ 12.7
Undercollections to be collected [Member]
Regulatory Assets Type of Recovery			A/B
Regulatory Assets, Current			$ 19.1	40.5
Amounts being recovered through base rates [Member]
Regulatory Assets Type of Recovery			B
Regulatory Assets, Current			$ 0.6	0.6
Pension Costs [Member]
Regulatory Assets Type of Recovery			B
Regulatory Current Asset, End Date for Recovery			Ongoing
Regulatory Assets, Noncurrent			$ 83.9	87.5
Unrecovered OVEC Charges [Member]
Regulatory Assets Type of Recovery			C
Regulatory Current Asset, End Date for Recovery			Undetermined
Regulatory Assets, Noncurrent			$ 29.1	28.7
Deferred Fuel Costs [Member]
Regulatory Assets Type of Recovery			B
Regulatory Assets, Noncurrent			$ 0.0	3.3
Deferred Regulatory Compliance Costs [Member]
Regulatory Assets Type of Recovery			B
Regulatory Current Asset, End Date for Recovery			Undetermined
Regulatory Assets, Noncurrent			$ 6.3	6.1
Ccem Smart Grid And Advanced Metering Infrastructure Cost [Member]
Regulatory Assets Type of Recovery			B
Regulatory Current Asset, End Date for Recovery			Undetermined
Regulatory Assets, Noncurrent			$ 8.5	8.5
Loss on Reacquired Debt [Member]
Regulatory Assets Type of Recovery			B
Regulatory Current Asset, End Date for Recovery			Various
Regulatory Assets, Noncurrent			$ 10.0	6.0
Storm Costs [Member]
Regulatory Assets Type of Recovery			A
Regulatory Current Asset, End Date for Recovery			Undetermined
Regulatory Assets, Noncurrent			$ 5.1	4.7
Vegetation Management [Member]
Regulatory Assets Type of Recovery			A/B
Regulatory Current Asset, End Date for Recovery			Undetermined
Regulatory Assets, Noncurrent				7.8
Decoupling Deferral and Other [Member] [Domain]
Regulatory Assets Type of Recovery			C
Regulatory Current Asset, End Date for Recovery			Undetermined
Regulatory Assets, Noncurrent			$ 13.8	0.0
Uncollectible Receivables [Member]
Regulatory Current Asset, End Date for Recovery			Undetermined
Uncollectible and Other [Member] [Domain]
Regulatory Assets Type of Recovery			C
Regulatory Assets, Noncurrent			$ 4.4	0.0
Subsidiaries [Member]
TCJA Yearly Refund to Customers Per DRO			$ 4.0
Postretirement Benefit Costs [Member]
Regulatory Liabilities Type of Recovery			B
Regulatory Liability, Amortization Through			Ongoing
Regulatory Liability, Noncurrent			$ 4.6	6.0
PJM transmission enhancement settlement repayment amount [Member]
Regulatory Liabilities Type of Recovery			A
Regulatory Liability, Noncurrent			$ 8.9	16.9
Deferred Income Tax Charge [Member]
Regulatory Liability, Amortization Through			Various
Regulatory Liability, Noncurrent			$ 73.6	116.3
TCJA Regulatory Liability [Member] [Domain]
Regulatory Liabilities Type of Recovery			B
Regulatory Liability, Amortization Through			Ongoing
Regulatory Liability, Noncurrent			$ 12.9	0.0
Removal Costs [Member]
Regulatory Liability, Amortization Through			Not Applicable
Regulatory Liability, Noncurrent			$ 143.6	139.1
Overcollection of costs to be refunded [Member]
Regulatory Liabilities Type of Recovery			A/B
Regulatory Liability, Noncurrent			$ 27.9	$ 34.9
Long-term [Member]
Due from PJM transmission settlement			8.9
Short-term [Member]
Due from PJM transmission settlement			$ 1.8